ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired intangible assets, net
Gross carrying amount	$ 11,385	$ 1,407
Accumulated amortization	(473)	(175)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	9,890	210
Amortization expenses	298	5	$ 17
Expected amortization expenses
2019	1,270
2020	1,270
2021	1,270
2022	1,270
2023	1,221
Technology Platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	2,951	36
Accumulated amortization	(85)	(36)
Net carrying amount	2,866
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	6,871
Accumulated amortization	(57)
Net carrying amount	6,814
In progress orders
Acquired intangible assets, net
Intangible assets subject to amortization	192
Accumulated amortization	(192)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210